Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$79,512	$-	$79,512	$273,124	$-	$273,124
Public warrants	246,445	246,445	-	481,850	481,850	-
Private placement warrants	9,632	-	9,632	25,070	-	25,070
Abaca warrant	1,024,900	-	1,024,900	3,384,085	-	3,384,085
Forward purchase derivative liability	7,309,580	-	7,309,580	7,309,580	-	7,309,580
Third anniversary payment consideration	322,000	-	322,000	810,000	-	810,000

Schedule of Carrying Amounts and Fair Values of Financial Instruments

The following table presents the carrying amounts and fair values of financial instruments measured on a nonrecurring basis, by the level of valuation inputs in the fair value hierarchy, as of December 31, 2024, and December 31, 2023:

As on December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Market related intangible assets	-	-	-	-	-
Customer relationships	-	-	-	-	-
Developed technology	-	-	-	-	-

	As on December 31, 2023
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Developed Technology	$3,599,754	$3,599,754	-	-	$3,599,754

Schedule of Finite Lived Intangible Assets Measurement

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the finite lived intangible assets as of their measurement dates:

As on December 31, 2024	Factor
Discount rate	15.00%
Risk-free Rate	4.90%
Tax rate	26.00%

As on December 31, 2023	Developed technology
Royalty rate	6.50%
Discount rate	14.25%
Estimated useful life	5.87 years
Tax rate	25%

Schedule of Carrying Amounts and Fair Values of Financial Instruments

The following tables present the carrying amounts and fair values of financial instruments on a non-recurring basis, by the level of valuation inputs in the fair value hierarchy, as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash	$247,318	$247,318	$247,318	$-	$-
Assets held for sale	385,642	384,527	384,527	-	-
Liabilities
Deferred consideration	3,131,303	3,131,303	3,131,303	-	-
Senior Secured Promissory note	10,748,408	6,063,400	-	-	6,063,400
Public warrants	6,354	6,354	6,354	-	-
Private placement warrants	384	384	-	-	384
PIPE Warrants	4,440	4,440	-	-	4,440
Abaca Warrants	95,073	95,073			95,073
Third anniversary payment consideration	87,000	87,000	-	-	87,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

	December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase agreement	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior Secured Promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE Warrants	79,512	79,512	-	-	79,512
Abaca Warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

The following tables present the carrying amounts and fair values of financial instruments, by the level of valuation inputs in the fair value hierarchy, as of the dates indicated:

	As on December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase receivables	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior Secured Promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE Warrants	79,512	79,512	-	-	79,512
Abaca Warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

	As on December 31, 2023
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$4,888,769	$4,888,769	$4,888,769	$-	$-
Forward purchase receivables	4,584,221	4,584,221	4,584,221	-	-
Loans	330,579	363,561	-	-	363,561
Liabilities
Deferred consideration	2,889,792	2,889,792	2,889,792	-	-
Senior secured promissory note	14,011,166	12,750,204	-	-	12,750,204
Public warrants	481,850	481,850	481,850	-	-
Private placement warrants	25,070	25,070	-	-	25,070
PIPE warrants	273,124	273,124	-	-	273,124
Abaca warrants	3,384,085	3,384,085	-	-	3,384,085
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580
Third anniversary payment consideration	810,000	810,000	-	-	810,000

Schedule of Fair Value Assets Measured on Recurring Basis

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Six Months Ended June 30, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(75,072)	(929,827)	(9,248)	(235,000)	-
Balance, June 30, 2025	$4,440	$95,073	$384	$87,000	$7,309,580

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2024	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance, December 31, 2024	$79,512	1,024,900	9,632	$322,000	$7,309,580

The change in the assets measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance at the beginning of the period	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance at the end of the period	$79,512	$1,024,900	$9,632	$322,000	$7,309,580

	For the Year ended December 31, 2023
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance at the beginning of the period	$286,300	$-	$19,110	$-	$7,309,580
Issued to Abaca shareholders	-	1,643,699	-	430,000	-
Fair value adjustment	(13,176)	1,740,386	5,960	380,000	-
Balance at the end of the period	$273,124	$3,384,085	$25,070	$810,000	$7,309,580

Purchase Agreement Option [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the forward purchase derivatives as of their measurement dates on December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Reset Price	$25.00	$25.00
Expected term (years)	0.74	1.74
Additional Maturity Consideration per share	$40.00	$40.00
Volatility	46%	46%
Risk-free rate	4.2%	4.2%
Risk-adjusted discount rate	13.4%	13.4%

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	June 30, 2025			December 31, 2024
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100.00	230.00	-	40.00	$100.00	230.00	-	40.00
Share Price	$2.17	$2.17	$2.17	$2.17	$9.00	$9.00	$9.00	$9.00
Expected term (years)	2.3	2.3	0.3	3.3	2.74	2.74	0.76	3.84
Volatility	113.3%	113.3%	82.8%	104.3%	103.00%	103.00%	103.00%	103.00%
Risk-free rate	3.7%	3.7%	3.7%	3.7%	4.26%	4.26%	4.26%	4.33%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants and public warrants as of their measurement dates:

		December 31, 2024			December 31, 2023
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100.00	$230.00	$-	$40.00	$100.00	$230.00	$-	$40.00
Share Price	$9.00	$9.00	$9.00	$9.00	$28.40	$28.40	$28.40	$28.40
Expected term (years)	2.74	2.74	0.76	3.84	3.74	3.74	1.76	4.84
Volatility	103.00%	103.00%	103.00%	103.00%	62.95%	62.95%	62.95%	62.95%
Risk-free rate	4.26%	4.26%	4.26%	4.33%	4.25%	4.25%	4.25%	4.25%